Putnam Dynamic Risk Allocation Fund
The fund's portfolio
8/31/20 (Unaudited)

COMMON STOCKS (39.0%)(a)
	Shares	Value
Basic materials (1.5%)
Anglo American Platinum, Ltd. (South Africa)	579	$43,180
Anglo American PLC (United Kingdom)	2,799	68,568
Anhui Conch Cement Co., Ltd. Class H (China)	9,000	65,028
Arkema SA (France)	264	29,268
Axalta Coating Systems, Ltd.(NON)	2,748	65,540
BHP Billiton, Ltd. (Australia)	1,032	28,436
BHP Group PLC (United Kingdom)	2,575	58,957
China Resources Cement Holdings, Ltd. (China)	20,000	29,040
Compagnie De Saint-Gobain (France)(NON)	568	23,032
Covestro AG (Germany)	1,509	71,779
CRH PLC (Ireland)	1,562	57,784
Eiffage SA (France)(NON)	425	39,164
Fortescue Metals Group, Ltd. (Australia)	4,549	57,780
ICL Group, Ltd. (Israel)	5,581	20,780
Koninklijke DSM NV (Netherlands)	182	29,201
Kossan Rubber Industries (Malaysia)	1,900	7,330
Kumba Iron Ore, Ltd. (South Africa)	900	28,193
LafargeHolcim, Ltd. (Switzerland)	559	26,529
MMC Norilsk Nickel PJSC ADR (Russia)	1,761	45,874
NewMarket Corp.	155	57,736
Nitto Denko Corp. (Japan)	500	30,326
Reliance Steel & Aluminum Co.	616	64,600
Rio Tinto PLC (United Kingdom)	1,815	112,454
Shin-Etsu Chemical Co., Ltd. (Japan)	400	48,332
Soulbrain Co., Ltd. (New) (South Korea)(NON)	124	22,631
Soulbrain Holdings Co., Ltd. (South Korea)	153	5,955
Southern Copper Corp. (Peru)	849	40,837
Vale SA ADR (Brazil)	3,478	38,258

		1,216,592
Capital goods (2.4%)
ACS Actividades de Construccion y Servicios SA (Spain)	638	15,623
Airbus SE (France)(NON)	114	9,365
Allison Transmission Holdings, Inc.	1,600	57,392
AptarGroup, Inc.	158	18,706
Atlas Copco AB Class A (Sweden)	1,089	50,347
Berry Global Group, Inc.(NON)	2,536	130,705
Daelim Industrial Co., Ltd. (South Korea)	367	26,738
Daikin Industries, Ltd. (Japan)	400	75,216
Faurecia SA (France)(NON)	807	35,160
Hartalega Holdings Bhd (Malaysia)	8,000	31,860
Hitachi, Ltd. (Japan)	2,100	69,730
Honeywell International, Inc.	2,182	361,230
Hyundai Mobis Co., Ltd. (South Korea)	97	18,190
Ingersoll Rand, Inc.(NON)	1,253	43,930
Koito Manufacturing Co., Ltd. (Japan)	600	29,016
Legrand SA (France)	649	54,136
Lockheed Martin Corp.	871	339,916
Obayashi Corp. (Japan)	2,800	27,252
Republic Services, Inc.	220	20,398
Samsung Engineering Co., Ltd. (South Korea)(NON)	1,160	10,976
Sandvik AB (Sweden)(NON)	5,117	100,449
Silgan Holdings, Inc.	879	33,455
Stanley Electric Co., Ltd. (Japan)	800	22,901
Teledyne Technologies, Inc.(NON)	377	118,231
Tervita Corp. (Canada)(NON)	63	145
Toshiba Corp. (Japan)	1,000	28,757
Waste Management, Inc.	2,303	262,542
Weichai Power Co., Ltd. Class H (China)	14,000	28,180

		2,020,546
Communication services (1.6%)
Advanced Info Service PCL (Thailand)	4,500	26,460
BT Group PLC (United Kingdom)	13,220	18,494
Charter Communications, Inc. Class A(NON)	368	226,544
China Mobile, Ltd. (China)	6,000	41,864
Deutsche Telekom AG (Germany)	6,535	115,029
Elisa OYJ (Finland)	414	24,352
Hellenic Telecommunications Organization SA (Greece)	790	12,916
Hikari Tsushin, Inc. (Japan)	100	24,101
Juniper Networks, Inc.	6,294	157,350
KDDI Corp. (Japan)	3,200	92,798
KT Corp. (South Korea)	311	6,238
Nippon Telegraph & Telephone Corp. (Japan)	2,300	52,351
NTT DoCoMo, Inc. (Japan)	1,300	36,292
PLDT, Inc. (Philippines)	175	5,305
Telstra Corp., Ltd. (Australia)	13,712	29,003
Verizon Communications, Inc.	7,701	456,438

		1,325,535
Communications equipment (0.2%)
Cisco Systems, Inc.	4,837	204,218

		204,218
Computers (2.0%)
Apple, Inc.	9,108	1,175,296
Fujitsu, Ltd. (Japan)	300	39,131
HCL Technologies, Ltd. (India)	1,157	10,905
HP, Inc.	2,453	47,956
Lite-On Technology Corp. (Taiwan)	9,000	14,223
Logitech International SA (Switzerland)	606	44,796
Otsuka Corp. (Japan)	800	39,267
Synopsys, Inc.(NON)	1,031	228,160
Tech Mahindra, Ltd. (India)	2,271	22,801
Wipro, Ltd. (India)	6,942	25,549

		1,648,084
Consumer cyclicals (4.8%)
Adecco Group AG (Switzerland)	875	45,746
Amazon.com, Inc.(NON)	385	1,328,620
Automatic Data Processing, Inc.	66	9,180
Berkeley Group Holdings PLC (The) (United Kingdom)	452	27,546
Brambles, Ltd. (Australia)	5,712	46,379
Carrier Global Corp.	4,591	137,041
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	29,205
Clear Channel Outdoor Holdings, Inc.(NON)	6,655	7,786
Clorox Co. (The)(S)	1,208	269,988
Com7 PCL (Thailand)	12,400	16,335
Compagnie Generale des Etablissements Michelin SCA (France)	205	23,148
Compass Group PLC (United Kingdom)	2,896	47,248
Daito Trust Construction Co., Ltd. (Japan)	300	26,572
Daiwa House Industry Co., Ltd. (Japan)	1,300	34,773
Dollar General Corp.	771	155,649
Ecolab, Inc.	438	86,321
Feng Tay Enterprise Co., Ltd. (Taiwan)	1,200	6,947
Ferrari NV (Italy)	118	22,981
Fiat Chrysler Automobiles NV (Italy)(NON)	3,356	36,969
Ford Otomotiv Sanayi AS (Turkey)	721	8,299
Hermes International (France)	113	97,010
Hoshizaki Corp. (Japan)	300	22,913
iHeartMedia, Inc. Class A(NON)(S)	2,830	26,093
Industria de Diseno Textil SA (Inditex) (Spain)	3,322	93,359
Kering SA (France)	103	63,252
Kia Motors Corp. (South Korea)	507	18,020
Knorr-Bremse AG (Germany)	169	21,474
LVMH Moet Hennessy Louis Vuitton SA (France)	88	41,250
Nien Made Enterprise Co., Ltd. (Taiwan)	1,000	11,496
Nihon M&A Center, Inc. (Japan)	1,000	49,705
Nintendo Co., Ltd. (Japan)	200	106,981
Omnicom Group, Inc.	2,380	128,734
Pandora A/S (Denmark)	420	30,677
Peugeot SA (France)(NON)	3,910	67,050
Porsche Automobil Holding SE (Preference) (Germany)(NON)	716	43,833
Pou Chen Corp. (Taiwan)	5,000	4,705
President Chain Store Corp. (Taiwan)	1,000	9,204
Qualicorp Consultoria e Corretora de Sequros SA (Brazil)	2,900	16,537
Ryohin Keikaku Co., Ltd. (Japan)	1,100	17,155
ServiceMaster Global Holdings, Inc.(NON)	313	12,489
Sinotruk Hong Kong, Ltd. (China)(NON)	7,500	19,447
Sohgo Security Services Co., Ltd. (Japan)	300	14,015
Sony Corp. (Japan)	1,600	125,204
Sun Art Retail Group, Ltd. (China)	6,000	7,814
Target Corp.	491	74,244
Taylor Wimpey PLC (United Kingdom)	13,427	21,987
Teco Electric and Machinery Co., Ltd. (Taiwan)	5,000	4,992
Tofas Turk Otomobil Fabrikasi AS (Turkey)	2,153	6,587
Volkswagen AG (Preference) (Germany)(NON)	361	60,028
Volvo AB (Sweden)(NON)	2,088	39,902
Wal-Mart de Mexico SAB de CV (Mexico)	5,339	12,785
Walt Disney Co. (The)	813	107,210
Wesfarmers, Ltd. (Australia)	3,344	116,109
Wolters Kluwer NV (Netherlands)	956	78,490
Zhongsheng Group Holdings, Ltd. (China)	6,000	37,268

		3,974,752
Consumer staples (3.8%)
a2 Milk Co., Ltd. (New Zealand)(NON)	2,335	29,158
Associated British Foods PLC (United Kingdom)	1,309	35,801
Auto Trader Group PLC (United Kingdom)	3,028	22,797
Bright Horizons Family Solutions, Inc.(NON)	331	44,026
British American Tobacco PLC (United Kingdom)	1,347	45,600
Carlsberg A/S Class B (Denmark)	575	80,807
Charoen Pokphand Foods PCL (Thailand)	60,300	63,453
China Feihe, Ltd. (China)	10,000	20,201
China Yuhua Education Corp., Ltd. (China)	8,000	7,655
Coca-Cola Co. (The)	1,541	76,326
Coca-Cola HBC AG (Switzerland)	1,203	32,066
Coles Group, Ltd. (Australia)	2,139	27,789
Colgate-Palmolive Co.	142	11,255
Costco Wholesale Corp.	562	195,385
Dino Polska SA (Poland)(NON)	344	20,885
Essity AB Class B (Sweden)(NON)	2,522	86,770
Ferguson PLC (United Kingdom)	1,081	106,585
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	60,000	6,820
Hershey Co. (The)	1,399	207,947
Hindustan Unilever, Ltd. (India)	1,547	44,432
Indofood Sukses Makmur Tbk PT (Indonesia)	16,900	8,839
ITOCHU Corp. (Japan)	3,900	100,026
JD.com, Inc. ADR (China)(NON)	1,211	95,233
Kobe Bussan Co., Ltd. (Japan)	300	17,675
Koninklijke Ahold Delhaize NV (Netherlands)	2,855	85,925
Kose Corp. (Japan)	200	23,408
L'Oreal SA (France)	309	102,106
Marfrig Global Foods SA (Brazil)(NON)	3,800	12,346
Mondelez International, Inc. Class A	6,290	367,462
Nestle SA (Switzerland)	1,530	183,746
Orion Corp. (Republic of Korea) (South Korea)	116	13,683
PepsiCo, Inc.	1,114	156,027
Procter & Gamble Co. (The)	1,427	197,397
Recruit Holdings Co., Ltd. (Japan)	500	18,882
Sime Darby Bhd (Malaysia)	12,600	6,621
Starbucks Corp.	3,002	253,579
Sundrug Co., Ltd. (Japan)	700	26,058
Unilever PLC (United Kingdom)	568	33,864
Vipshop Holdings, Ltd. ADR (China)(NON)	2,981	49,216
Want Want China Holdings, Ltd. (China)	20,000	13,660
WH Group, Ltd. (Hong Kong)	72,000	61,985
Wilmar International, Ltd. (Singapore)	11,700	37,340
Woolworths Group, Ltd. (Australia)	2,365	69,103
Yum China Holdings, Inc. (China)	1,324	76,408

		3,176,347
Electronics (1.7%)
Agilent Technologies, Inc.	181	18,176
Brother Industries, Ltd. (Japan)	1,300	21,471
Garmin, Ltd.	1,992	206,391
Gentex Corp.	2,567	69,437
Hoya Corp. (Japan)	500	49,106
LG Electronics, Inc. (South Korea)	968	68,280
NVIDIA Corp.	561	300,124
Quanta Computer, Inc. (Taiwan)	10,000	26,183
Radiant Opto-Electronics Corp. (Taiwan)	6,000	22,071
Samsung Electronics Co., Ltd. (South Korea)	4,677	212,655
Synnex Technology International Corp. (Taiwan)	8,000	11,901
Texas Instruments, Inc.	2,801	398,162
United Microelectronics Corp. (Taiwan)	61,000	43,624

		1,447,581
Energy (0.8%)
Cabot Oil & Gas Corp.	5,941	112,701
Chevron Corp.	773	64,878
Ecopetrol SA ADR (Colombia)	1,234	14,055
EQT Corp.	1,915	30,391
Exxon Mobil Corp.	3,458	138,113
Lukoil PJSC ADR (Russia)	635	43,434
Petronas Gas Bhd (Malaysia)	2,200	8,711
Petronet LNG, Ltd. (India)	5,841	19,059
Polski Koncern Naftowy ORLEN SA (Poland)	1,288	17,710
PTT Exploration & Production PCL (Foreign depository shares) (Thailand)	11,700	33,458
Royal Dutch Shell PLC Class B (United Kingdom)	8,163	115,993
Surgutneftegas OJSC (Russia)	29,208	14,631
TOTAL SA (France)	1,025	40,487

		653,621
Financials (5.5%)
3i Group PLC (United Kingdom)	3,799	47,635
AGNC Investment Corp.(R)	4,470	63,072
Allianz SE (Germany)	606	131,270
Allstate Corp. (The)	2,554	237,522
American Financial Group, Inc.	581	38,840
American Homes 4 Rent(R)	2,911	83,371
Amundi SA (France)(NON)	237	18,412
Assurant, Inc.	356	43,275
Aviva PLC (United Kingdom)	19,265	72,802
Banco BBVA Argentina SA ADR (Argentina)(NON)	2,300	7,751
Banco Bilbao Vizcaya Argenta (Spain)	18,594	54,430
Banco Macro SA ADR (Argentina)(NON)	1,334	25,279
Banco Santander (Brasil) S.A. (Units) (Brazil)	3,900	20,132
Bank Leumi Le-Israel BM (Israel)	7,757	39,774
Bank of China, Ltd. Class H (China)	10,000	3,261
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	12,200	3,256
BB Seguridade Participacoes SA (Brazil)	9,000	43,337
BNP Paribas SA (France)(NON)	1,784	77,845
BOC Hong Kong Holdings, Ltd. (Hong Kong)	10,000	28,135
Bursa Malaysia Bhd (Malaysia)	5,300	12,321
Camden Property Trust(R)	653	59,384
Chailease Holding Co., Ltd. (Taiwan)	9,400	41,397
China Merchants Bank Co., Ltd. Class H (China)	8,000	38,037
China Minsheng Banking Corp., Ltd. Class H (China)	61,000	37,083
Chubb, Ltd.	75	9,375
CK Asset Holdings, Ltd. (Hong Kong)	10,500	56,518
Country Garden Services Holdings Co, Ltd. (China)	4,000	27,827
Credit Agricole SA (France)(NON)	5,587	57,258
DBS Group Holdings, Ltd. (Singapore)	3,700	56,646
Deutsche Boerse AG (Germany)	367	69,373
Direct Line Insurance Group PLC (United Kingdom)	4,992	19,679
DNB ASA (Norway)(NON)	2,452	39,352
Duke Realty Corp.(R)	643	24,788
Equity Commonwealth(R)	2,259	70,910
Equity Lifestyle Properties, Inc.(R)	335	22,207
Equity Residential(R)	1,812	102,287
Finecobank Banca Fineco SpA (Italy)(NON)	1,471	22,294
Fubon Financial Holding Co., Ltd. (Taiwan)	17,000	24,734
Gaming and Leisure Properties, Inc.(R)	34	1,236
Gjensidige Forsikring ASA (Norway)(NON)	1,231	26,224
Goldman Sachs Group, Inc. (The)	1,534	314,271
Goodman Group (Australia)(R)	4,569	61,251
Grupo Financiero Galicia SA ADR (Argentina)(NON)	1,649	17,034
Hana Financial Group, Inc. (South Korea)	1,604	37,864
Hargreaves Lansdown PLC (United Kingdom)	736	15,904
Henderson Land Development Co., Ltd. (Hong Kong)	7,600	29,665
Industrial & Commercial Bank of China, Ltd. Class H (China)	72,000	40,204
ING Groep NV (Netherlands)(NON)	3,443	27,956
Intercontinental Exchange, Inc.	2,765	293,726
Israel Discount Bank, Ltd. Class A (Israel)	7,212	23,134
JPMorgan Chase & Co.	3,951	395,851
KBC Group NV (Belgium)	644	36,966
Legal & General Group PLC (United Kingdom)	13,450	39,069
Loews Corp.	2,399	86,028
Logan Group Co., Ltd. (China)	8,000	14,842
Magellan Financial Group, Ltd. (Australia)	633	27,192
MGIC Investment Corp.	3,740	34,296
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,000	14,141
New York Community Bancorp, Inc.	3,329	30,127
Nomura Real Estate Holdings, Inc. (Japan)	1,300	24,748
ORIX Corp. (Japan)	4,100	50,619
Partners Group Holding AG (Switzerland)	87	88,333
Persimmon PLC (United Kingdom)(NON)	684	23,956
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	8,500	90,066
Prologis, Inc.(R)	502	51,134
Qualitas Controladora SAB de CV (Mexico)	900	3,545
Reinsurance Group of America, Inc.	363	33,280
Ruentex Development Co., Ltd. (Taiwan)	1,500	2,203
Seven Bank, Ltd. (Japan)	6,400	16,044
Singapore Exchange, Ltd. (Singapore)	4,800	30,278
Skandinaviska Enskilda Banken AB (Sweden)(NON)	7,637	75,701
State Street Corp.	2,226	151,568
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	93,857
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,400	40,471
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,500	33,304
Swiss Life Holding AG (Switzerland)	46	18,564
U.S. Bancorp	5,908	215,051
UDR, Inc.(R)	1,385	48,212
VICI Properties, Inc.(R)	3,970	88,690
Zurich Insurance Group AG (Switzerland)	80	29,559

		4,607,033
Health care (4.6%)
AbbVie, Inc.	1,078	103,240
Advanz Pharma Corp., Ltd. (Canada)(NON)	214	718
Alexion Pharmaceuticals, Inc.(NON)	102	11,650
Amgen, Inc.	514	130,206
Astellas Pharma, Inc. (Japan)	1,700	26,680
AstraZeneca PLC (United Kingdom)	409	45,597
Baxter International, Inc.	2,434	211,928
Bio-Rad Laboratories, Inc. Class A(NON)	22	11,189
Biogen, Inc.(NON)	213	61,267
BioMarin Pharmaceutical, Inc.(NON)	127	9,910
Bluebird Bio, Inc.(NON)	155	9,192
Bristol-Myers Squibb Co.	1,993	123,965
Chemed Corp.	170	87,909
China Biologic Products Holdings, Inc. (China)(NON)	18	1,900
Chugai Pharmaceutical Co., Ltd. (Japan)	600	26,753
DiaSorin SpA (Italy)	266	48,091
Dr Reddy's Laboratories, Ltd. (India)	832	48,302
Eli Lilly and Co.	736	109,215
Exelixis, Inc.(NON)	458	10,177
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	723	17,921
Galapagos NV (Belgium)(NON)	149	20,252
GlaxoSmithKline PLC (United Kingdom)	2,553	50,235
Hikma Pharmaceuticals PLC (United Kingdom)	1,002	31,758
Hologic, Inc.(NON)	3,115	186,028
Hypera SA (Brazil)	3,100	17,909
Incyte Corp.(NON)	159	15,320
Jazz Pharmaceuticals PLC(NON)	119	15,992
Johnson & Johnson	1,806	277,058
Kobayashi Pharmaceutical Co., Ltd. (Japan)	100	8,901
Laboratory Corp. of America Holdings(NON)	572	100,529
M3, Inc. (Japan)	500	28,901
Medtronic PLC	3,645	391,728
Merck & Co., Inc.	1,962	167,300
Mettler-Toledo International, Inc.(NON)	13	12,620
Moderna, Inc.(NON)	178	11,550
Mylan NV(NON)	642	10,516
Neurocrine Biosciences, Inc.(NON)	88	10,245
Novartis AG (Switzerland)	2,048	176,808
Novo Nordisk A/S Class B (Denmark)	2,151	142,471
Ono Pharmaceutical Co., Ltd. (Japan)	700	21,117
PeptiDream, Inc. (Japan)(NON)	300	12,175
Pfizer, Inc.	4,007	151,425
QIAGEN NV (Netherlands)(NON)	1,077	54,884
Quest Diagnostics, Inc.	736	81,873
Regeneron Pharmaceuticals, Inc.(NON)	70	43,395
Roche Holding AG (Switzerland)	609	212,690
Sarepta Therapeutics, Inc.(NON)	66	9,664
Sartorius Stedim Biotech (France)	138	49,372
Seegene, Inc. (South Korea)	263	58,319
Shionogi & Co., Ltd. (Japan)	1,100	61,015
Suzuken Co., Ltd. (Japan)	700	25,979
Thermo Fisher Scientific, Inc.	221	94,805
United Therapeutics Corp.(NON)	83	8,878
Vertex Pharmaceuticals, Inc.(NON)	213	59,453
Zimmer Biomet Holdings, Inc.	365	51,421
Zoetis, Inc.	374	59,877

		3,828,273
Semiconductor (0.8%)
ASML Holding NV (Netherlands)	129	48,384
Globalwafers Co., Ltd. (Taiwan)	2,000	26,845
KLA Corp.	411	84,313
Lasertec Corp. (Japan)	400	30,101
Maxim Integrated Products, Inc.	1,782	121,960
Parade Technologies, Ltd. (Taiwan)	1,000	35,270
Realtek Semiconductor Corp. (Taiwan)	3,000	38,777
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	2,503	198,363
Tokyo Electron, Ltd. (Japan)	200	50,990

		635,003
Software (3.7%)
Activision Blizzard, Inc.	597	49,861
Adobe, Inc.(NON)	1,044	535,979
Amdocs, Ltd.	1,282	78,497
Black Knight, Inc.(NON)	448	37,677
Cadence Design Systems, Inc.(NON)	1,504	166,809
Electronic Arts, Inc.(NON)	1,027	143,236
F5 Networks, Inc.(NON)	1,102	145,828
Intuit, Inc.	1,154	398,580
Microsoft Corp.	3,556	801,985
NetEase, Inc. ADR (China)	100	48,721
Nexon Co., Ltd. (Japan)	1,900	44,610
SAP AG (Germany)	29	4,777
Take-Two Interactive Software, Inc.(NON)	1,542	263,975
Tata Consultancy Services, Ltd. (India)	1,906	58,440
Veeva Systems, Inc. Class A(NON)	1,206	340,418

		3,119,393
Technology (—%)
SoftBank Group Corp. (Japan)	200	12,420

		12,420
Technology services (3.5%)
Accenture PLC Class A	258	61,902
Alibaba Group Holding, Ltd. ADR (China)(NON)	1,084	311,141
Alphabet, Inc. Class A(NON)	451	734,918
Capgemini SE (France)	212	29,347
Cognizant Technology Solutions Corp. Class A	3,779	252,664
eBay, Inc.	5,326	291,758
Facebook, Inc. Class A(NON)	701	205,533
Fidelity National Information Services, Inc.	2,440	368,074
Infosys, Ltd. (India)	7,043	89,254
Itochu Techno-Solutions Corp. (Japan)	1,200	43,432
Kakaku.com, Inc. (Japan)	600	15,948
Leidos Holdings, Inc.	2,087	188,853
NCSOFT Corp. (South Korea)	46	31,884
Nomura Research Institute, Ltd. (Japan)	1,500	39,927
Tencent Holdings, Ltd. (China)	2,800	190,813
Western Union Co. (The)	2,671	63,009

		2,918,457
Transportation (0.7%)
Aena SME SA (Spain)(NON)	235	35,083
Aurizon Holdings, Ltd. (Australia)	11,122	35,320
CH Robinson Worldwide, Inc.	962	94,565
Delta Air Lines, Inc.	3,293	101,589
Deutsche Post AG (Germany)	2,827	128,602
Hankyu Hanshin Holdings, Inc. (Japan)	500	16,226
Japan Airlines Co., Ltd. (Japan)	1,100	21,600
MISC Bhd (Malaysia)	6,600	12,054
Odakyu Electric Railway Co., Ltd. (Japan)	900	22,243
Schneider National, Inc. Class B	2,100	56,826
Union Pacific Corp.	59	11,354
United Airlines Holdings, Inc.(NON)	232	8,352
West Japan Railway Co. (Japan)	500	26,176
Westports Holdings Bhd (Malaysia)	3,200	2,809
Yangzijiang Shipbuilding Holdings, Ltd. (China)	29,000	19,473

		592,272
Utilities and power (1.4%)
AGL Energy, Ltd. (Australia)	4,241	45,890
American Electric Power Co., Inc.	1,586	125,024
CenterPoint Energy, Inc.	1,749	35,102
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	1,255	10,938
CLP Holdings, Ltd. (Hong Kong)	3,000	29,439
DTE Energy Co.	2,035	241,493
E.ON SE (Germany)	4,599	54,388
Electricity Generating PCL (Thailand)	2,400	17,119
Enel SpA (Italy)	8,296	75,131
Eni SpA (Italy)	3,516	32,727
Exelon Corp.	5,993	221,202
Federal Grid Co. Unified Energy System PJSC (Russia)	1,710,000	4,501
Glow Energy PCL (Thailand)(F)	400	—
Inter RAO UES PJSC (Russia)	470,209	33,010
Kinder Morgan, Inc.	15,325	211,792
Mahanagar Gas, Ltd. (India)	955	12,344
Pinnacle West Capital Corp.	129	9,462
Snam SpA (Italy)	7,331	37,531
Transmissora Aliancea De Energia Electrica SA (Units) (Brazil)	300	1,545

		1,198,638

Total common stocks (cost $25,698,661)		$32,578,765

CORPORATE BONDS AND NOTES (27.0%)(a)
	Principal amount	Value
Basic materials (2.0%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$40,000	$42,100
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	30,000	38,625
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	5,000	5,313
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	10,000	10,300
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	20,000	19,827
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	50,000	51,814
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	55,000	57,063
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	55,000	56,547
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	20,000	21,650
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	19,000	20,710
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	25,000	24,305
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	10,000	10,687
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	29,000	31,237
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	45,000	53,257
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	48,000	54,522
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28	10,000	10,100
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	35,000	38,260
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	20,000	20,550
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	37,000	40,479
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	10,000	10,687
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	10,525
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	11,228
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	50,000	52,000
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	36,000	37,943
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	10,000	9,973
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	12,000	13,311
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	41,000	44,998
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	15,000	15,150
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	35,000	37,275
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	35,000	36,313
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)(FWC)	15,000	15,263
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	22,000	25,426
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	85,000	85,141
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	14,000	15,415
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	15,000	15,375
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	10,000	10,525
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	10,000	10,150
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	10,000	10,050
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	20,000	19,325
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	85,000	88,808
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	15,202
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	7,000	8,792
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	18,000	20,848
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	10,000	10,896
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	20,000	23,873
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	35,000	35,963
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	25,000	25,092
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	16,000	18,156
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	40,000	48,900
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	30,000	25,451
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	35,000	36,434
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	5,000	5,064
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	5,000	5,363
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	33,000	34,069
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	35,000	36,588
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	35,000	37,625
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	15,000	15,713
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	18,000	25,625
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	14,000	20,154

		1,632,035
Capital goods (1.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	40,000	41,800
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	15,000	15,938
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	20,000	20,813
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	29,000	29,363
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	10,000	10,546
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	5,000	4,775
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	25,000	18,118
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	10,000	7,500
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	15,000	16,072
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	10,000	10,925
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	15,000	15,737
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	20,000	20,849
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	25,000	29,563
GFL Environmental, Inc. 144A company guaranty sr. notes 3.75%, 8/1/25 (Canada)	10,000	10,069
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	25,000	26,396
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	18,000	19,582
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	45,000	47,138
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	40,000	41,419
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	43,000	54,866
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	30,000	31,650
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	25,000	30,850
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	12,000	14,479
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	28,000	32,278
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	18,000	21,489
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	25,000	25,500
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	32,000	36,223
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	27,000	30,710
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	5,000	5,276
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	5,000	5,342
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	10,000	11,000
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	10,000	10,606
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	35,000	37,163
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	35,000	31,688
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,960
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	30,000	30,713
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	60,000	53,100
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	40,000	43,100
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	5,000	5,038
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	5,038
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	25,000	25,313
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	30,000	29,286
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25	5,000	5,438
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	55,000	58,064
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	45,000	46,350
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	25,000	27,887
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	10,000	11,000

		1,112,010
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	12,000	13,243
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	46,000	50,073
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	10,000	11,948
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	54,000	63,066
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	71,000	81,043
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	19,000	20,886
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	36,000	43,285
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	30,000	31,350
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	175,000	192,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	15,000	15,898
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	10,000	10,613
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	20,000	20,961
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	21,000	23,422
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	41,000	55,976
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	24,000	28,714
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	22,000	26,664
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	5,000	5,375
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	46,000	70,478
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	24,000	26,749
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	5,000	5,610
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	19,000	19,479
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	14,000	15,759
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	14,000	15,998
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	22,000	24,927
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	24,000	27,031
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	110,000	119,075
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	100,000	105,250
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	9,000	14,181
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	75,000	79,273
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	25,000	27,344
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	25,000	27,578
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	40,000	17,700
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	10,000	10,125
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	65,000	44,850
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	105,000	109,988
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	15,000	15,439
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	10,000	10,026
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	10,000	10,726
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	50,000	63,875
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	25,000	30,745
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	85,000	98,813
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	40,000	42,204
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	10,000	10,213
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	40,000	43,100
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	75,000	80,813
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	31,000	35,533
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	77,000	87,107
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	20,000	27,168
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	16,000	20,008
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	98,000	118,665
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	100,000	105,751
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	5,000	4,944
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	10,000	10,327

		2,271,432
Consumer cyclicals (4.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	14,000	15,435
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	8,000	8,615
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	50,000	57,225
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	24,000	25,085
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	68,000	70,262
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	10,000	10,475
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	10,000	10,291
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	2,000	2,298
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	7,000	7,199
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	42,000	42,355
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	20,000	20,853
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	10,000	9,951
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	35,000	36,488
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	10,000	11,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	10,125
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	10,000	11,163
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	45,000	47,700
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	35,000	32,200
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	5,000	5,363
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	15,000	15,155
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	21,000	20,580
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	35,000	29,750
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	11,000	11,591
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	65,000	62,075
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	30,000	23,400
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	60,000	33,750
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	12,000	13,297
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	45,000	47,271
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	51,000	57,230
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	25,000	21,313
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	35,000	28,000
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	30,000	35,108
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	16,000	17,676
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	10,000	11,163
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	15,000	16,725
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	20,000	20,794
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	5,000	5,225
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	20,000	23,474
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	33,000	35,577
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	11,000	11,992
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	5,000	5,384
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	27,000	29,069
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	5,000	5,437
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	40,000	43,400
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	24,000	26,040
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	10,000	10,665
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	30,000	31,500
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	76,000	77,900
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	25,000	25,310
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	27,000	28,836
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	26,004	27,174
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	49,008	49,253
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	22,000	26,346
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	159,000	180,068
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	83,000	97,934
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	25,000	26,305
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	35,000	36,356
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	20,000	20,800
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	25,000	25,125
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	10,000	10,750
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	15,000	15,302
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	25,000	26,625
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	5,000	5,410
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	5,000	5,824
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	15,000	16,763
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25	10,000	10,225
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	40,000	40,200
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	10,225
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	10,000	9,826
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	15,000	14,775
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	10,000	10,900
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25	5,000	5,225
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	35,000	38,362
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	18,000	20,214
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	10,000	10,700
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	35,000	36,575
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	25,000	25,563
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	35,000	38,066
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	55,000	48,056
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	25,000	25,875
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	10,000	9,352
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25	15,000	17,100
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	30,000	30,621
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	30,000	30,781
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	40,000	42,200
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	40,000	40,800
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	40,000	40,038
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	15,000	16,555
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	37,000	41,695
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	25,000	26,063
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	5,000	4,838
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	25,000	25,875
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25	5,000	5,036
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	30,000	30,021
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,189
PetSmart, Inc. 144A company guaranty sr. notes 5.875%, 6/1/25	25,000	25,719
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	10,000	9,964
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	25,000	26,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	55,000	74,800
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	5,000	5,700
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	45,000	48,319
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	5,000	5,263
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	5,000	4,941
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	13,000	14,461
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	25,000	27,813
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	40,000	39,500
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	10,000	9,802
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	35,000	37,448
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	25,000	24,430
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	10,000	10,983
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	115,000	121,613
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	40,000	38,750
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	25,000	27,055
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	30,000	30,900
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	10,000	10,400
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	20,000	19,869
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	93,000	97,110
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	20,000	19,012
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	35,000	33,950
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	45,000	46,589
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	20,000	18,450
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	10,000	11,025
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	15,000	16,275
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	10,000	10,950
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	25,000	25,063
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	35,000	35,219
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25	5,000	5,189
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	10,000	10,613
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	33,000	37,916
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	26,000	28,085
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	6,000	6,777
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	18,000	30,870
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	20,000	19,950
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	45,000	42,300
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	5,000	4,975
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	10,000	10,400
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	25,000	24,875
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	15,000	15,900
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	30,000	31,125
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	30,000	29,220
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	30,000	29,250
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	5,250

		3,805,099
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	50,000	51,250
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	15,000	15,413
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	25,000	25,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,375
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	15,000	15,788
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	35,000	39,124
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	14,000	15,850
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	16,000	21,530
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	19,000	23,175
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	16,000	18,175
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	45,000	46,350
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	35,000	33,950
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	5,000	5,476
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	20,000	21,200
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	27,000	30,336
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	62,000	88,118
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	30,000	36,954
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	45,000	38,588
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	10,000	10,625
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	30,000	22,275
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	35,000	29,794
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	10,000	10,675
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	15,000	15,450
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	23,000	27,809
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	29,000	33,630
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	10,000	10,925
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	35,000	36,313
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	15,477
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	20,000	21,000
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	30,000	34,755
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	35,000	36,493
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	11,000	11,772
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	15,000	16,506
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	105,000	109,870
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	30,000	31,988
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	10,000	10,530
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	6,000	6,239
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	25,000	31,563
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	35,000	40,513
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	12,250
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	10,000	12,025
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,775
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	10,000	10,835
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	25,000	26,938
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	33,000	33,413
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	23,000	23,000
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	20,000	21,100
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	20,000	22,050
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25	5,000	5,581

		1,269,321
Energy (2.6%)
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	17,000	16,490
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	12,000	10,320
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	9,700
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	5,000	5,112
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	5,000	5,119
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	9,925
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	31,000	28,985
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)	11,000	289
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	30,000	30,973
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	30,000	28,350
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	20,000	23,115
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	65,000	73,169
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	28,000	28,319
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	10,000	10,696
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	10,000	9,950
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	38,000	41,721
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	10,000	9,525
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22	5,000	4,969
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	30,000	30,281
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	15,000	16,200
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	40,000	40,400
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	15,000	19,489
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	10,000	13,050
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	10,000	10,583
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	10,000	10,261
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	10,000	10,415
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	15,000	16,464
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	50,000	51,125
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	25,000	26,038
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	25,000	24,823
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	32,000	35,553
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	14,000	14,393
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	101,000	76,155
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	7,000	7,154
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	18,000	18,765
Energy Transfer Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	5,000	5,268
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,000	5,792
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	25,000	26,296
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	33,000	33,164
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	124,000	125,011
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	20,000	20,562
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	70,000	72,831
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	10,000	10,006
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	20,000	20,450
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	42,000	42,840
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	25,000	7,188
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28	10,000	4,400
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	10,000	4,500
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	20,000	20,425
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	15,000	15,300
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	5,000	4,966
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	15,000	20,766
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24	20,000	22,191
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23	20,000	3,838
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	11,000	2,138
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	15,000	15,522
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24	10,000	9,200
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	25,000	24,500
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	15,000	15,075
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	20,000	20,050
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	10,000	9,100
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	45,000	53,348
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	18,000	19,013
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	45,000	49,781
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	5,000	5,463
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	110,000	2,750
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	24,000	23,611
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)	10,000	8,975
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.95%, 1/28/31 (Mexico)	82,000	74,079
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	45,000	30,375
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	15,000	15,863
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	20,000	21,420
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	11,000	12,097
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	16,000	18,199
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	40,000	44,533
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	10,000	4,900
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	25,000	14,500
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	4,900
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	19,000	14,725
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	24,000	26,449
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	35,000	32,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	10,000	11,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	15,000	16,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	40,000	40,768
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30	5,000	5,273
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	117,000	119,337
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	25,000	25,555
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	11,700	10,355
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	20,000	16,300
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31	10,000	2,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	25,000	25,750
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	10,000	10,350
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	25,000	25,743
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	33,717
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	10,000	10,210
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	10,000	9,550
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	20,000	20,300
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	20,000	19,894

		2,208,613
Financials (6.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	20,000	20,300
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	45,000	47,346
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	45,000	43,663
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	15,000	15,900
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	125,000	169,992
American Express Co. sr. unsec. notes 2.65%, 12/2/22	35,000	36,741
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	31,000	44,449
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	49,000	54,390
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	15,000	16,946
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	12,000	12,266
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	40,000	44,539
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	170,000	243,108
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	47,000	47,834
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	6,000	6,650
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	40,000	41,413
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	8,000	8,294
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	8,000	8,119
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	5,000	5,058
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	42,000	45,178
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	25,000	28,866
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	19,000	22,027
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	35,000	37,100
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	94,000	102,460
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	42,000	47,344
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	54,000	54,190
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	15,000	17,110
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	35,000	36,989
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	32,000	37,201
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	35,000	40,682
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	20,000	23,277
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	20,000	22,830
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	40,000	45,200
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	330,000	331,183
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	43,000	51,515
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	30,000	35,242
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	50,000	56,056
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	20,000	20,300
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	56,000	62,109
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	42,000	44,680
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	12,000	11,340
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	15,413
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	30,000	30,675
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	30,000	32,450
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	25,000	25,750
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	15,000	17,640
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	45,000	48,305
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	86,000	98,004
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	46,000	48,965
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	108,000	108,759
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	45,000	46,688
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	22,000	23,607
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	30,000	30,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	20,000	21,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	15,000	15,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24	15,000	15,488
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	33,000	33,485
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	17,000	17,262
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	20,000	19,779
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	30,000	29,925
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	25,000	24,313
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	5,000	5,361
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	25,000	25,094
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.28%, 5/15/47	66,000	50,758
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	130,000	159,710
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	15,000	16,134
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	70,000	74,799
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	14,000	17,382
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	20,000	18,350
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	216,500
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	60,000	62,400
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	76,000	78,172
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	53,321
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	86,000	98,247
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	25,000	26,146
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	125,000	132,548
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)	250,000	251,875
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	10,000	10,863
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	10,603
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	20,000	21,054
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	28,000	30,587
New York Life Global Funding 144A notes 1.10%, 5/5/23	110,000	112,119
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	11,000	11,466
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	5,000	5,331
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	2,000	2,138
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	40,000	39,000
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	25,000	26,029
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	2,000	2,080
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	22,000	26,061
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	5,439
Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)	270,000	271,350
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	10,000	11,275
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	15,000	17,212
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	10,000	11,415
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	30,000	33,600
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	20,000	21,275
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	45,000	43,313
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	43,000	53,265
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	5,000	5,430
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	10,000	11,218
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	31,000	35,285
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	20,000	20,750
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	4,000	4,125
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	18,000	18,847
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	200,000	204,088
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	209,500
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	55,000	56,375
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	22,000	24,310
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	8,000	9,899
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	25,000	25,670

		5,422,352
Health care (2.2%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22	12,000	12,481
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	88,000	97,461
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%, 3/15/25	11,000	12,299
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	50,000	42,125
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	34,000	44,958
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	50,000	54,896
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	45,000	49,500
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	30,000	30,966
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	20,000	21,950
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	10,000	10,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	15,000	15,675
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	65,000	66,869
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	15,000	16,296
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	70,000	74,800
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	45,000	47,556
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	35,000	35,677
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	10,000	11,684
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	50,000	54,750
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	15,000	15,113
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	15,000	15,881
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	20,000	20,750
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	20,000	21,100
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	65,000	65,163
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	20,000	20,750
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	1,000	695
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	30,000	30,675
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22	32,000	33,634
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	28,000	30,484
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	28,000	34,406
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	19,000	20,457
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	10,000	11,702
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	25,000	29,563
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28	5,000	5,099
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	50,000	59,012
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	24,000	27,652
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	10,000	12,697
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	60,000	67,950
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	10,000	10,526
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	20,000	20,413
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28	5,000	5,300
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25	5,000	5,200
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	12,000	9,300
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	25,000	30,340
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	15,000	15,225
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	43,000	54,764
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	10,000	10,350
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	22,000	25,066
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	30,000	33,264
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	20,000	21,650
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	15,285
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	20,000	20,460
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	50,000	53,975
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	10,000	10,500
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	5,000	5,488
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	45,000	47,484
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	65,000	67,600
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	65,000	76,901
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	30,000	31,451
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	20,000	20,836
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	22,000	26,188
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	28,000	29,138

		1,870,080
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	15,000	14,366
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	15,000	17,228
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	14,000	18,488
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	50,933
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	40,000	40,512
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	20,000	26,415
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	54,000	66,191
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	35,000	37,286
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	15,000	15,192
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	5,432
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	10,000	10,750
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	26,000	28,837
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	50,000	54,129
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	30,000	33,820
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	15,000	15,317
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	7,591
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	22,000	24,341
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	84,000	84,791
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	15,000	15,938
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	10,000	10,325
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25	5,000	5,856
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	123,000	145,181
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	7,000	9,461
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	20,000	21,700
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	30,000	35,241
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	8,000	8,948
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	11,000	13,139
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	32,000	38,096
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	46,000	49,573
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	10,000	10,415
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	96,000	120,294
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	10,000	10,286
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	82,000	82,935
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	15,000	15,652
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	51,000	52,725
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	20,000	23,699
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	40,000	43,654
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	65,000	71,297
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	22,000	22,985
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	35,000	35,552
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	55,000	51,920
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26	30,000	31,826
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	58,000	67,897
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	15,000	14,765
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	30,000	31,463
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	50,000	53,500
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	10,000	10,475
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	75,000	76,313
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	40,000	41,000
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	7,000	7,772
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	15,000	16,232

		1,797,734
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	12,000	13,178
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	11,000	12,080
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	55,000	57,956

		83,214
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25	140,000	144,025
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	35,000	37,782
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	10,000	10,732
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	29,000	34,144
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	10,000	9,706
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,950
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	10,000	10,208
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	25,000	26,051
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	35,000	36,282
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	5,000	5,226
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	10,000	12,290
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	29,000	32,246
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	7,679
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	22,000	25,827
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	15,000	16,319
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	10,000	11,538
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	25,000	28,909
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	47,000	51,058
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	56,000	70,790
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	20,000	21,645
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	14,000	16,791
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	32,000	33,630
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	43,000	45,202
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	5,000	5,325
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	5,000	5,351
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	15,000	16,313
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	59,000	65,128
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	51,000	54,790
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	10,000	10,900
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	46,000	55,007
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	35,000	33,630
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	25,000	25,502
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	15,000	14,559
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	15,000	15,907
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	21,000	22,844
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	19,110
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	20,000	21,150
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	20,000	21,000

		1,079,546

Total corporate bonds and notes (cost $21,486,151)		$22,551,436

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 9/1/50	$2,000,000	$2,103,750

		2,103,750
U.S. Government Agency Mortgage Obligations (14.9%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	63,974	71,675
4.00%, 5/1/49	640,020	682,859
Uniform Mortgage-Backed Securities
6.00%, TBA, 9/1/50	1,000,000	1,117,344
3.50%, TBA, 10/1/50	1,000,000	1,055,156
3.50%, TBA, 9/1/50	2,000,000	2,108,750
3.00%, TBA, 9/1/50	2,000,000	2,108,927
2.50%, TBA, 9/1/50	4,000,000	4,210,000
2.50%, TBA, 9/1/35	1,000,000	1,049,219

		12,403,930

Total U.S. government and agency mortgage obligations (cost $14,435,341)		$14,507,680

MORTGAGE-BACKED SECURITIES (4.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.788%, 3/15/41	$96,164	$18,186
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 6/20/43	193,036	36,684
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	110,402	20,700
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	206,918	17,170
Ser. 15-H26, Class DI, IO, 3.48%, 10/20/65	268,639	24,806
Ser. 17-H22, Class EI, IO, 2.24%, 10/20/67	270,556	25,608

		143,154
Commercial mortgage-backed securities (2.1%)
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4, 3.631%, 2/10/50	19,000	21,547
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261%, 11/10/46(WAC)	17,000	16,620
FRB Ser. 14-GC19, Class XA, IO, 1.312%, 3/10/47(WAC)	966,418	31,933
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47(WAC)	13,000	11,601
FRB Ser. 12-GC8, Class XA, IO, 1.922%, 9/10/45(WAC)	606,074	15,631
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.72%, 12/10/44(WAC)	33,000	25,651
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47(WAC)	37,000	36,032
FRB Ser. 14-UBS6, Class C, 4.595%, 12/10/47(WAC)	51,000	48,072
Ser. 14-UBS3, Class B, 4.313%, 6/10/47	16,000	17,280
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	35,000	38,351
FRB Ser. 14-LC15, Class XA, IO, 1.257%, 4/10/47(WAC)	1,410,420	44,179
FRB Ser. 13-CR11, Class XA, IO, 1.089%, 8/10/50(WAC)	627,864	15,336
FRB Ser. 14-UBS6, Class XA, IO, 1.038%, 12/10/47(WAC)	1,260,482	36,129
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.503%, 12/15/49(WAC)	125,000	103,877
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	100,000	91,636
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K108, Class X1, IO, 1.81%, 3/25/30(WAC)	127,000	17,568
Multifamily Structured Pass-Through Certificates FRB Ser. K114, Class XAM, IO, 1.436%, 6/25/30(WAC)	374,000	44,958
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	159,000	18,610
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.51%, 12/25/28(WAC)	802,465	22,851
GS Mortgage Securities Trust
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	23,000	25,484
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	23,000	25,332
FRB Ser. 14-GC22, Class XA, IO, 1.139%, 6/10/47(WAC)	1,706,917	46,314
GS Mortgage Securities Trust 144A
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	18,000	18,668
FRB Ser. 13-GC14, Class B, 4.902%, 8/10/46(WAC)	23,000	24,779
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	118,000	97,645
FRB Ser. 13-C12, Class B, 4.236%, 7/15/45(WAC)	22,000	23,067
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	35,000	36,099
FRB Ser. 14-C22, Class XA, IO, 0.984%, 9/15/47(WAC)	3,056,110	83,477
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-C16, Class AS, 4.517%, 12/15/46	18,000	19,513
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.36%, 4/20/48(WAC)	147,000	154,047
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.111%, 2/15/47(WAC)	23,000	23,673
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47(WAC)	44,000	40,039
FRB Ser. 15-C24, Class B, 4.488%, 5/15/48(WAC)	18,000	19,269
Ser. 14-C16, Class AS, 4.094%, 6/15/47	18,000	19,515
Ser. 14-C15, Class A4, 4.051%, 4/15/47	19,000	20,735
Ser. 12-C6, Class AS, 3.476%, 11/15/45	19,000	19,591
FRB Ser. 14-C17, Class XA, IO, 1.265%, 8/15/47(WAC)	485,375	14,233
FRB Ser. 13-C12, Class XA, IO, 0.752%, 10/15/46(WAC)	682,842	10,291
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.832%, 8/15/45(WAC)	28,000	24,674
Morgan Stanley Capital I Trust Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	16,000	17,330
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.599%, 3/15/45(WAC)	100,000	86,486
FRB Ser. 11-C3, Class B, 5.419%, 7/15/49(WAC)	35,000	35,708
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class D, 5.046%, 5/10/63(WAC)	48,000	24,757
Wells Fargo Commercial Mortgage Trust
Ser. 18-C48, Class B, 4.904%, 1/15/52(WAC)	14,000	16,451
FRB Ser. 13-LC12, Class C, 4.411%, 7/15/46(WAC)	45,000	38,413
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	33,000	35,243
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	48,000	51,208
Ser. 13-C12, Class AS, 3.56%, 3/15/48	15,000	15,661
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 3/15/44(WAC)	47,000	27,406
FRB Ser. 12-C6, Class D, 5.765%, 4/15/45(WAC)	25,000	22,529
FRB Ser. 11-C5, Class XA, IO, 1.835%, 11/15/44(WAC)	865,427	9,363
FRB Ser. 12-C10, Class XA, IO, 1.676%, 12/15/45(WAC)	770,001	20,586

		1,805,448
Residential mortgage-backed securities (non-agency) (2.0%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.063%, 5/25/35(WAC)	35,522	35,992
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.111%, 6/25/46	142,336	122,933
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.385%, 4/25/47	23,363	16,691
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1, 2.006%, 5/25/65(WAC)	93,754	94,996
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.725%, 7/25/28	201,534	212,870
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.825%, 10/25/28	176,559	184,511
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.825%, 1/25/49	8,867	8,724
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.525%, 2/25/49	7,239	7,119
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.075%, 1/25/50	17,000	16,396
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.125%, 8/25/28	22,048	23,020
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.925%, 8/25/28	138,718	146,847
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.175%, 9/25/28	97,318	102,797
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.875%, 4/25/28	112,114	117,171
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.175%, 7/25/25	22,737	23,206
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.075%, 11/25/24	16,691	17,107
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.425%, 1/25/29	35,971	36,947
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.175%, 5/25/25	6,726	6,875
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.775%, 5/25/24	26,892	23,249
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.425%, 7/25/30	8,090	7,939
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.425%, 7/25/29	10,000	9,916
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.325%, 11/25/39	29,518	26,732
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 0.295%, 5/25/47	23,462	16,399
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.782%, 2/25/35(WAC)	15,081	15,653
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.997%, 8/26/47(WAC)	80,000	76,871
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.075%, 11/25/34	57,933	57,840
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.025%, 5/25/47	48,416	36,637
Towd Point Mortgage Trust 144A Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	113,000	115,180
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.688%, 10/25/35(WAC)	71,174	70,240
FRB Ser. 05-AR10, Class 1A3, 3.028%, 9/25/35(WAC)	17,566	17,625

		1,648,483

Total mortgage-backed securities (cost $3,804,814)		$3,597,085

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		$117,000	$124,605
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		200,000	231,996
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	113,334
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$83,000	102,920
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)		10,000	16,540
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)		42,000	44,184
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		30,000	30,151
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		20,000	31,570
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		51,000	3,570
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		82,000	5,740

Total foreign government and agency bonds and notes (cost $676,850)			$704,610

SENIOR LOANS (0.6%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	$72,750	$67,132
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.523%, 4/3/24	19,847	18,763
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	15,000	5,475
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26	29,775	26,884
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	8,417	8,388
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	10,000	10,250
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	20,000	19,994
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	7,953	7,877
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	15,000	14,488
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	73,484	71,463
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	34,772	33,503
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	9,662	9,525
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	30,000	16,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.248%, 2/28/25	19,351	16,176
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	15,000	13,457
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	29,810	29,240
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.251%, 4/12/26	9,862	8,330
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	10,000	10,013
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	48,485	45,715
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	69,825	68,516
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	14,963	14,507

Total senior loans (cost $555,878)		$516,196

WARRANTS (0.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A Class A, (China)	9/7/20	$0.00	15,400	$14,437
Bank of Shanghai Co., Ltd. 144A (China)	12/2/20	0.00	29,167	35,860
Foshan Haitian Flavouring & Food Co., Ltd. 144A (China)	4/12/21	0.00	840	22,471
Gree Electric Appliances, Inc. of Zhuhai (China)	8/24/21	0.00	6,200	49,340
Hundsun Technologies, Inc. 144A (China)	7/29/21	0.00	2,300	37,427
Kweichow Moutai Co., Ltd 144A Class A, (China)	9/7/20	0.00	300	78,259
Poly Developments and Holdings Group Co., Ltd. 144A (China)	7/29/21	0.00	27,500	64,650
Sany Heavy Industry Co., Ltd. 144A (China)	12/21/20	0.00	21,200	68,537
Seazen Holdings Co., Ltd. 144A (China)	5/6/21	0.00	2,054	10,767
Shanghai Pudong Development Bank Co., Ltd. 144A (China)	11/11/20	0.00	34,100	51,585
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. 144A (China)	11/11/20	0.00	1,300	65,006

Total warrants (cost $393,095)				$498,339

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Feb-21/$1.23	$1,512,822	EUR	1,267,710	$16,957
EUR/USD (Call)	Jan-21/0.00	999,073	EUR	837,200	12,487
EUR/USD (Call)	Oct-20/1.21	999,073	EUR	837,200	7,195
SPDR S&P 500 ETF Trust (Put)	May-21/235.00	3,480,525		$9,964	51,497
SPDR S&P 500 ETF Trust (Put)	Apr-21/225.00	3,480,525		9,964	39,010
USD/JPY (Put)	Nov-20/JPY 105.00	693,350		693,350	9,230
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Aug-21/275.00	3,465,505		9,921	129,978
SPDR S&P 500 ETF Trust (Put)	Jul-21/255.00	3,482,621		9,970	91,501
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	1,551,236	EUR	1,299,900	6,487
Goldman Sachs International
USD/JPY (Put)	Nov-20/JPY 105.00	693,350		$693,350	9,230
USD/MXN (Put)	Nov-20/MXN 21.00	749,000		749,000	6,120
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Jun-21/$250.00	3,480,525		9,964	74,541
SPDR S&P 500 ETF Trust (Put)	Mar-21/195.00	3,480,525		9,964	19,169
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/1.24	999,073	EUR	837,200	2,416
UBS AG
EUR/USD (Call)	Feb-21/1.23	1,512,822	EUR	1,267,710	16,957

Total purchased options outstanding (cost $998,401)					$492,775

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.15%, 7/25/24	$34,000	$34,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.025%, 11/25/51	24,667	24,667
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.933%, 9/7/21	40,000	40,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.325%, 6/25/51	39,000	39,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.004%, 3/26/21	86,000	86,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.933%, 10/24/20	79,000	79,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.883%, 9/24/20	83,000	83,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.775%, 1/25/46	76,992	75,878

Total asset-backed securities (cost $462,350)		$461,545

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$30,000	$29,588
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	8,000	1,230

Total convertible bonds and notes (cost $35,013)		$30,818

SHORT-TERM INVESTMENTS (20.4%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.24%(AFF)	Shares	249,000	$249,000
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	12,745,856	12,745,856
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	720,000	720,000
U.S. Treasury Bills 0.169%, 9/15/20(SEG)(SEGSF)(SEGCCS)		$1,072,000	1,071,963
U.S. Treasury Bills 0.142%, 10/8/20(SEG)(SEGCCS)		400,000	399,960
U.S. Treasury Bills 0.135%, 9/22/20(SEGCCS)		121,999	121,994
U.S. Treasury Bills 0.130%, 9/8/20(SEGCCS)		712,001	711,987
U.S. Treasury Bills 0.099%, 10/27/20(SEG)(SEGCCS)		200,000	199,967
U.S. Treasury Bills 0.094%, 11/5/20(SEG)(SEGCCS)		200,000	199,963
U.S. Treasury Bills 0.021%, 9/10/20(SEG)(SEGCCS)		349,001	348,992
U.S. Treasury Bills 0.015%, 9/3/20(SEGCCS)		46,000	46,000
U.S. Treasury Cash Management Bills 0.083%, 11/10/20(SEGCCS)		200,000	199,964

Total short-term investments (cost $17,015,605)			$17,015,646
TOTAL INVESTMENTS

Total investments (cost $85,562,159)			$92,954,895

	FORWARD CURRENCY CONTRACTS at 8/31/20 (aggregate face value $29,380,120) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$49,645	$46,677	$2,968
		Canadian Dollar	Sell	10/21/20	143,232	137,609	(5,623)
		Euro	Sell	9/16/20	731,866	688,229	(43,637)
		Hong Kong Dollar	Sell	11/18/20	134,713	134,754	41
		Japanese Yen	Sell	11/18/20	428,571	430,344	1,773
		New Zealand Dollar	Buy	10/21/20	69,309	67,325	1,984
		Norwegian Krone	Buy	9/16/20	33,006	32,311	695
		Norwegian Krone	Sell	9/16/20	33,006	29,903	(3,103)
	Barclays Bank PLC
		British Pound	Buy	9/16/20	72,993	69,848	3,145
		Euro	Sell	9/16/20	330,301	310,745	(19,556)
		Hong Kong Dollar	Sell	11/18/20	134,623	134,672	49
		Japanese Yen	Sell	11/18/20	117,844	118,401	557
		New Zealand Dollar	Buy	10/21/20	108,779	105,625	3,154
		Norwegian Krone	Buy	9/16/20	393,877	363,279	30,598
		Norwegian Krone	Sell	9/16/20	393,877	375,089	(18,788)
		Polish Zloty	Buy	9/16/20	129,202	120,341	8,861
		Polish Zloty	Sell	9/16/20	129,202	120,096	(9,106)
		Swedish Krona	Sell	9/16/20	130,093	120,335	(9,758)
	Citibank, N.A.
		Australian Dollar	Sell	10/21/20	71,479	67,234	(4,245)
		British Pound	Buy	9/16/20	153,874	145,456	8,418
		Canadian Dollar	Sell	10/21/20	31,974	30,681	(1,293)
		Chilean Peso	Buy	10/21/20	120,731	122,682	(1,951)
		Danish Krone	Sell	9/16/20	67,012	62,791	(4,221)
		Euro	Buy	9/16/20	125,579	120,251	5,328
		Japanese Yen	Sell	11/18/20	233,812	234,862	1,050
		New Zealand Dollar	Sell	10/21/20	105,343	102,332	(3,011)
		Norwegian Krone	Buy	9/16/20	33,006	32,310	696
		Norwegian Krone	Sell	9/16/20	33,006	29,916	(3,090)
		Swedish Krona	Sell	9/16/20	61,642	57,971	(3,671)
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	369	347	(22)
		British Pound	Sell	9/16/20	30,347	28,590	(1,757)
		Canadian Dollar	Sell	10/21/20	59,884	57,470	(2,414)
		Euro	Sell	9/16/20	87,499	82,276	(5,223)
		New Zealand Dollar	Buy	10/21/20	29,906	29,362	544
	Goldman Sachs International
		Australian Dollar	Buy	10/21/20	15,933	14,956	977
		British Pound	Buy	9/16/20	32,085	28,970	3,115
		Canadian Dollar	Buy	10/21/20	241,838	232,087	9,751
		Euro	Sell	9/16/20	63,386	59,588	(3,798)
		Japanese Yen	Sell	11/18/20	1,236,901	1,241,773	4,872
		New Zealand Dollar	Sell	10/21/20	159,901	155,303	(4,598)
		Norwegian Krone	Sell	9/16/20	38,857	30,044	(8,813)
		Russian Ruble	Buy	9/16/20	111,897	112,338	(441)
		Russian Ruble	Sell	9/16/20	111,897	116,098	4,201
		Swedish Krona	Buy	9/16/20	256,614	238,147	18,467
		Swiss Franc	Buy	9/16/20	2,213	2,087	126
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	229,044	215,349	13,695
		British Pound	Buy	9/16/20	31,283	29,469	1,814
		Canadian Dollar	Buy	10/21/20	2,530	2,428	102
		Chinese Yuan (Offshore)	Buy	11/18/20	187,472	184,518	2,954
		Euro	Sell	9/16/20	1,644,939	1,550,730	(94,209)
		Hong Kong Dollar	Sell	11/18/20	338,949	339,044	95
		Japanese Yen	Sell	11/18/20	581,822	584,131	2,309
		New Zealand Dollar	Buy	10/21/20	21,419	20,785	634
		Norwegian Krone	Buy	9/16/20	66,024	64,631	1,393
		Norwegian Krone	Sell	9/16/20	66,024	59,850	(6,174)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/21/20	368	415	47
		British Pound	Buy	9/16/20	231,279	217,613	13,666
		Canadian Dollar	Buy	10/21/20	42,325	39,449	2,876
		Euro	Buy	9/16/20	6,248,740	5,870,016	378,724
		Japanese Yen	Buy	11/18/20	5,389,351	5,416,767	(27,416)
		New Zealand Dollar	Buy	10/21/20	19,937	19,574	363
		Norwegian Krone	Sell	9/16/20	35,078	34,006	(1,072)
		Singapore Dollar	Sell	11/18/20	74,535	73,611	(924)
		Swedish Krona	Sell	9/16/20	8,430	9,416	986
		Swiss Franc	Sell	9/16/20	452,093	426,322	(25,771)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	9/16/20	41,711	41,778	67
		Canadian Dollar	Buy	10/21/20	63,335	61,587	1,748
		Euro	Buy	9/16/20	20,890	20,692	198
		Japanese Yen	Buy	11/18/20	93,447	93,508	(61)
		New Zealand Dollar	Buy	10/21/20	62,977	61,627	1,350
		Norwegian Krone	Buy	9/16/20	26,595	26,024	571
		Swedish Krona	Buy	9/16/20	37,279	35,390	1,889
		Swiss Franc	Buy	9/16/20	26,229	26,064	165
	NatWest Markets PLC
		Australian Dollar	Sell	10/21/20	31,646	30,732	(914)
		British Pound	Buy	9/16/20	29,679	27,963	1,716
		Canadian Dollar	Buy	10/21/20	79,974	77,627	2,347
		Euro	Sell	9/16/20	394,164	374,748	(19,416)
		Japanese Yen	Sell	11/18/20	563,348	565,571	2,223
		New Zealand Dollar	Buy	10/21/20	98,541	96,000	2,541
		Norwegian Krone	Buy	9/16/20	32,239	31,335	904
		Norwegian Krone	Sell	9/16/20	32,239	31,558	(681)
		Swedish Krona	Sell	9/16/20	31,312	30,886	(426)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	76,791	76,418	(373)
		British Pound	Sell	9/16/20	393,175	369,540	(23,635)
		Canadian Dollar	Sell	10/21/20	343,510	325,056	(18,454)
		Euro	Buy	9/16/20	773,885	758,155	15,730
		Hong Kong Dollar	Sell	11/18/20	499,364	499,505	141
		Israeli Shekel	Buy	10/21/20	7,816	7,618	198
		Japanese Yen	Sell	11/18/20	278,579	279,829	1,250
		New Zealand Dollar	Buy	10/21/20	115,380	110,498	4,882
		Norwegian Krone	Buy	9/16/20	58,376	48,914	9,462
		Swedish Krona	Buy	9/16/20	108,090	101,122	6,968
		Swiss Franc	Buy	9/16/20	52,348	52,018	330
		Swiss Franc	Sell	9/16/20	52,126	52,327	201
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	98,256	92,396	5,860
		British Pound	Sell	9/16/20	51,069	49,388	(1,681)
		Canadian Dollar	Sell	10/21/20	170,069	163,144	(6,925)
		Euro	Sell	9/16/20	126,295	118,723	(7,572)
		Hong Kong Dollar	Sell	11/18/20	17,822	17,828	6
		New Zealand Dollar	Sell	10/21/20	67	65	(2)
		Swiss Franc	Sell	9/16/20	26,008	26,108	100
	UBS AG
		Australian Dollar	Sell	10/21/20	131,008	123,001	(8,007)
		British Pound	Sell	9/16/20	120,720	115,062	(5,658)
		Canadian Dollar	Buy	10/21/20	44,703	43,030	1,673
		Euro	Sell	9/16/20	318,483	298,444	(20,039)
		Hong Kong Dollar	Sell	11/18/20	112,558	112,591	33
		Japanese Yen	Buy	11/18/20	336,853	337,717	(864)
		New Zealand Dollar	Buy	10/21/20	332,600	322,872	9,728
		Norwegian Krone	Buy	9/16/20	132,048	129,264	2,784
		Norwegian Krone	Sell	9/16/20	132,048	118,599	(13,449)
		Swedish Krona	Buy	9/16/20	130,209	120,421	9,788
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	65,505	60,556	4,949
		British Pound	Sell	9/16/20	31,951	30,052	(1,899)
		Canadian Dollar	Buy	10/21/20	314,298	304,722	9,576
		Euro	Sell	9/16/20	3,223	2,847	(376)
		Japanese Yen	Sell	11/18/20	438,702	440,447	1,745
		New Zealand Dollar	Buy	10/21/20	40,278	39,124	1,154

	Unrealized appreciation						633,305

	Unrealized (depreciation)						(444,117)

	Total						$189,188
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	76	$8,794,756	$8,794,756	Dec-20	$(751)
Euro-Bobl 5 yr (Long)	18	2,891,893	2,891,893	Sep-20	7,050
Euro-Bund 10 yr (Long)	54	11,313,244	11,313,246	Sep-20	23,844
Euro-Buxl 30 yr (Long)	8	2,070,892	2,070,892	Sep-20	19,172
Euro-OAT 10 yr (Long)	40	7,994,013	7,994,014	Sep-20	(862)
Euro-Schatz 2 yr (Long)	14	1,871,423	1,871,424	Sep-20	(448)
Japanese Government Bond 10 yr (Long)	7	10,018,694	10,018,694	Sep-20	20,458
MSCI EAFE Index (Long)	33	3,151,484	3,135,165	Sep-20	1,447
MSCI EAFE Index (Short)	5	477,498	475,025	Sep-20	(33,587)
Russell 2000 Index E-Mini (Long)	15	1,171,407	1,170,975	Sep-20	155,656
S&P 500 Index E-Mini (Long)	19	3,325,295	3,323,955	Sep-20	4,035
S&P 500 Index E-Mini (Short)	21	3,675,326	3,673,845	Sep-20	(514,727)
U.K. Gilt 10 yr (Long)	18	3,248,543	3,248,543	Dec-20	(28,920)
U.S. Treasury Bond 30 yr (Long)	3	527,156	527,156	Dec-20	(2,319)
U.S. Treasury Bond Ultra 30 yr (Long)	7	1,546,344	1,546,344	Dec-20	(8,828)
U.S. Treasury Note 2 yr (Long)	12	2,651,344	2,651,344	Dec-20	1,286
U.S. Treasury Note 2 yr (Short)	26	5,744,578	5,744,578	Dec-20	(2,676)
U.S. Treasury Note 5 yr (Long)	21	2,646,656	2,646,656	Dec-20	4,382
U.S. Treasury Note 10 yr (Long)	21	2,924,250	2,924,250	Dec-20	1,922
U.S. Treasury Note Ultra 10 yr (Long)	127	20,248,563	20,248,563	Dec-20	(208)
U.S. Treasury Note Ultra 10 yr (Short)	28	4,464,250	4,464,250	Dec-20	(7,501)

Unrealized appreciation					239,252

Unrealized (depreciation)					(600,827)

Total					$(361,575)

WRITTEN OPTIONS OUTSTANDING at 8/31/20 (premiums $42,829) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$999,073	EUR	$837,200	$2,416
EUR/USD (Call)	Jan-21/1.26	999,073	EUR	837,200	5,564
EUR/USD (Call)	Feb-21/1.27	1,512,822	EUR	1,267,710	7,973
USD/JPY (Put)	Nov-20/JPY 100.00	693,350		693,350	2,292
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	1,551,236	EUR	1,299,900	2,811
Goldman Sachs International
USD/JPY (Put)	Nov-20/JPY 100.00	693,350		693,350	2,292
USD/MXN (Put)	Nov-20/MXN 20.00	749,000		749,000	1,347
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/$1.21	999,073	EUR	837,200	7,194
UBS AG
EUR/USD (Call)	Feb-21/1.27	1,512,822	EUR	1,267,710	7,973

Total					$39,862

TBA SALE COMMITMENTS OUTSTANDING at 8/31/20 (proceeds receivable $4,205,938) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 9/1/50	$1,000,000	9/14/20	$1,054,375
Uniform Mortgage-Backed Securities, 3.00%, 9/1/50	2,000,000	9/14/20	2,108,927
Uniform Mortgage-Backed Securities, 2.50%, 9/1/50	1,000,000	9/14/20	1,052,500

Total			$4,215,802

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,906,000	$2,855	(E)	$6,876	9/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$9,731
		23,272,000	17,012	(E)	(59,956)	9/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(76,847)
		583,000	637	(E)	302	9/16/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	939
		2,350,000	2,569	(E)	(1,213)	9/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,782)
		3,432,000	923	(E)	307	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.20% — Semiannually	(615)
		141,000	6,816	(E)	(2,518)	9/16/50	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,298
		664,000	32,098	(E)	11,869	9/16/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(20,229)
		331,000	1,224		(4)	7/8/30	3 month USD-LIBOR-BBA — Quarterly	0.656% — Semiannually	(1,048)
		325,000	937		(4)	8/19/30	0.672% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	891

	Total				$(44,341)				$(86,662)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$11,266,619	$11,661,798	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$406,199
	11,267,744	11,748,983	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(479,190)
	Barclays Bank PLC
	4,810	4,741	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1)
	145,527	146,321	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,924
	Citibank, N.A.
	3,694,370	4,015,037	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	329,380
	3,346,608	3,695,152	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(346,975)
	Credit Suisse International
	10,251	10,079	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(17)
	Goldman Sachs International
	1,549,912	1,533,894	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(15,604)
	JPMorgan Securities LLC
	145,527	146,321	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,924)

Upfront premium received			—	Unrealized appreciation			738,503

	Upfront premium (paid)		—	Unrealized (depreciation)			(844,711)

		Total	$—			Total	$(106,208)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	6,682	$862,304	7.39%
Amazon.com, Inc.	Consumer cyclicals	206	711,879	6.10%
Alphabet, Inc. Class A	Technology	317	515,945	4.42%
Microsoft Corp.	Technology	1,937	436,911	3.75%
Verizon Communications, Inc.	Communication services	4,286	254,017	2.18%
Procter & Gamble Co. (The)	Consumer staples	1,825	252,395	2.16%
Adobe, Inc.	Technology	482	247,560	2.12%
JPMorgan Chase & Co.	Financials	2,365	236,990	2.03%
Qualcomm, Inc.	Technology	1,989	236,947	2.03%
Lockheed Martin Corp.	Capital goods	522	203,700	1.75%
Cisco Systems, Inc.	Technology	4,524	191,012	1.64%
Intuit, Inc.	Technology	534	184,309	1.58%
eBay, Inc.	Technology	3,166	173,426	1.49%
Johnson & Johnson	Health care	992	152,215	1.31%
Medtronic PLC	Health care	1,397	150,091	1.29%
Citigroup, Inc.	Financials	2,928	149,677	1.28%
PepsiCo, Inc.	Consumer staples	951	133,127	1.14%
Coca-Cola Co. (The)	Consumer staples	2,665	132,009	1.13%
NVIDIA Corp.	Technology	246	131,584	1.13%
DocuSign, Inc.	Technology	569	126,903	1.09%
Comcast Corp. Class A	Communication services	2,722	121,985	1.05%
Chevron Corp.	Energy	1,452	121,860	1.04%
ServiceNow, Inc.	Technology	252	121,240	1.04%
Merck & Co., Inc.	Health care	1,408	120,034	1.03%
McDonald's Corp.	Consumer staples	543	116,015	0.99%
Activision Blizzard, Inc.	Technology	1,362	113,740	0.98%
Abbott Laboratories	Health care	1,026	112,267	0.96%
Honeywell International, Inc.	Capital goods	678	112,265	0.96%
Veeva Systems, Inc. Class A	Technology	388	109,438	0.94%
Northrop Grumman Corp.	Capital goods	299	102,363	0.88%
Humana, Inc.	Health care	246	102,308	0.88%
MetLife, Inc.	Financials	2,517	96,789	0.83%
Edwards Lifesciences Corp.	Health care	1,058	90,777	0.78%
Southern Co. (The)	Utilities and power	1,656	86,434	0.74%
Eli Lilly and Co.	Health care	541	80,237	0.69%
Cummins, Inc.	Capital goods	374	77,474	0.66%
Regeneron Pharmaceuticals, Inc.	Health care	124	76,880	0.66%
Morgan Stanley	Financials	1,438	75,164	0.64%
Fortinet, Inc.	Technology	568	75,026	0.64%
Okta, Inc.	Technology	347	74,822	0.64%
Allstate Corp. (The)	Financials	800	74,440	0.64%
Facebook, Inc. Class A	Technology	242	70,892	0.61%
Crown Castle International Corp.	Communication services	421	68,739	0.59%
American Electric Power Co., Inc.	Utilities and power	866	68,246	0.59%
Target Corp.	Consumer cyclicals	450	68,080	0.58%
Equinix, Inc.	Communication services	83	65,845	0.56%
Mondelez International, Inc. Class A	Consumer staples	1,123	65,596	0.56%
Xilinx, Inc.	Technology	594	61,872	0.53%
Biogen, Inc.	Health care	214	61,558	0.53%
Exelon Corp.	Utilities and power	1,663	61,396	0.53%

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	74	$255,773	6.37%
Apple, Inc.	Technology	1,753	226,179	5.63%
Microsoft Corp.	Technology	685	154,484	3.85%
Alphabet, Inc. Class A	Technology	87	141,631	3.53%
Adobe, Inc.	Technology	201	102,981	2.56%
Verizon Communications, Inc.	Communication services	1,482	87,860	2.19%
Intuit, Inc.	Technology	222	76,732	1.91%
Texas Instruments, Inc.	Technology	539	76,591	1.91%
JPMorgan Chase & Co.	Financials	760	76,161	1.90%
Medtronic PLC	Health care	701	75,354	1.88%
Fidelity National Information Services, Inc.	Technology	470	70,891	1.77%
Mondelez International, Inc. Class A	Consumer staples	1,211	70,753	1.76%
Honeywell International, Inc.	Capital goods	420	69,611	1.73%
Veeva Systems, Inc. Class A	Technology	232	65,559	1.63%
Lockheed Martin Corp.	Capital goods	167	65,246	1.63%
Goldman Sachs Group, Inc. (The)	Financials	295	60,422	1.50%
NVIDIA Corp.	Technology	108	57,873	1.44%
Intercontinental Exchange, Inc.	Financials	531	56,416	1.41%
eBay, Inc.	Technology	1,027	56,279	1.40%
Johnson & Johnson	Health care	347	53,299	1.33%
Clorox Co. (The)	Consumer cyclicals	233	52,105	1.30%
Take-Two Interactive Software, Inc.	Technology	296	50,709	1.26%
Waste Management, Inc.	Capital goods	443	50,550	1.26%
Starbucks Corp.	Consumer staples	577	48,745	1.21%
Cognizant Technology Solutions Corp. Class A	Technology	727	48,639	1.21%
DTE Energy Co.	Utilities and power	391	46,404	1.16%
Allstate Corp. (The)	Financials	490	45,583	1.14%
Synopsys, Inc.	Technology	199	44,048	1.10%
Charter Communications, Inc. Class A	Communication services	71	43,401	1.08%
Exelon Corp.	Utilities and power	1,154	42,584	1.06%
U.S. Bancorp	Financials	1,135	41,330	1.03%
Baxter International, Inc.	Health care	469	40,868	1.02%
Kinder Morgan, Inc.	Utilities and power	2,943	40,675	1.01%
Hershey Co. (The)	Consumer staples	269	40,056	1.00%
Garmin, Ltd.	Technology	382	39,605	0.99%
Facebook, Inc. Class A	Technology	135	39,452	0.98%
Cisco Systems, Inc.	Technology	932	39,364	0.98%
Procter & Gamble Co. (The)	Consumer staples	275	38,052	0.95%
Costco Wholesale Corp.	Consumer staples	108	37,499	0.93%
Leidos Holdings, Inc.	Technology	402	36,382	0.91%
Hologic, Inc.	Health care	600	35,858	0.89%
Merck & Co., Inc.	Health care	377	32,112	0.80%
Cadence Design Systems, Inc.	Technology	289	32,045	0.80%
Juniper Networks, Inc.	Communication services	1,207	30,177	0.75%
Dollar General Corp.	Consumer cyclicals	149	30,004	0.75%
PepsiCo, Inc.	Consumer staples	214	29,919	0.75%
State Street Corp.	Financials	429	29,241	0.73%
Pfizer, Inc.	Health care	772	29,162	0.73%
F5 Networks, Inc.	Technology	212	28,092	0.70%
Electronic Arts, Inc.	Technology	199	27,702	0.69%

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Ipsen SA (France)	Health care	590	$61,206	3.99%
Mettler-Toledo International, Inc.	Health care	62	59,913	3.91%
Thermo Fisher Scientific, Inc.	Health care	138	59,207	3.86%
PerkinElmer, Inc.	Health care	496	58,443	3.81%
Merck KGaA (Germany)	Health care	424	57,594	3.75%
IQVIA Holdings, Inc.	Health care	351	57,533	3.75%
Waters Corp.	Health care	265	57,394	3.74%
Zoetis, Inc.	Health care	357	57,091	3.72%
Pfizer, Inc.	Health care	1,503	56,793	3.70%
Agilent Technologies, Inc.	Technology	552	55,394	3.61%
Merck & Co., Inc.	Health care	639	54,453	3.55%
Illumina, Inc.	Health care	134	47,937	3.13%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,349	46,288	3.02%
Perrigo Co. PLC	Health care	870	45,508	2.97%
Johnson & Johnson	Health care	295	45,263	2.95%
Mylan NV	Health care	2,641	43,259	2.82%
Sanofi (France)	Health care	424	43,019	2.80%
Bayer AG (Germany)	Health care	599	39,757	2.59%
Alexion Pharmaceuticals, Inc.	Health care	341	38,907	2.54%
AbbVie, Inc.	Health care	397	37,989	2.48%
Biogen, Inc.	Health care	121	34,739	2.26%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	546	33,556	2.19%
Bristol-Myers Squibb Co.	Health care	517	32,144	2.10%
AstraZeneca PLC (United Kingdom)	Health care	285	31,865	2.08%
CSL, Ltd. (Australia)	Health care	139	29,371	1.91%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	2,278	28,824	1.88%
Sartorius Stedim Biotech (France)	Health care	80	28,713	1.87%
Amgen, Inc.	Health care	110	27,811	1.81%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	2,681	26,458	1.72%
Gilead Sciences, Inc.	Health care	380	25,387	1.66%
Galapagos NV (Belgium)	Health care	169	23,028	1.50%
Galenica AG (Switzerland)	Health care	155	22,983	1.50%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	525	19,611	1.28%
Eisai Co., Ltd. (Japan)	Health care	212	18,505	1.21%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	370	17,047	1.11%
Eli Lilly and Co.	Health care	107	15,839	1.03%
Shionogi & Co., Ltd. (Japan)	Health care	252	13,977	0.91%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	384	12,176	0.79%
H Lundbeck A/S (Denmark)	Health care	326	10,724	0.70%
UCB SA (Belgium)	Health care	83	9,894	0.64%
Astellas Pharma, Inc. (Japan)	Health care	615	9,650	0.63%
Incyte Corp.	Health care	89	8,562	0.56%
Grifols SA (Spain)	Health care	242	6,568	0.43%
Eurofins Scientific (Luxembourg)	Health care	7	5,310	0.35%
Regeneron Pharmaceuticals, Inc.	Health care	8	5,249	0.34%
Novartis AG (Switzerland)	Health care	47	4,058	0.26%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	43	3,791	0.25%
Recordati SpA (Italy)	Health care	37	2,008	0.13%
Vertex Pharmaceuticals, Inc.	Health care	7	1,814	0.12%
Orion Oyj Class B (Finland)	Health care	38	1,790	0.12%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$1,000,000	$61,703	$(17)	5/7/30	1.319% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$61,686
	800,000	18,130	(13)	8/7/30	(1.855%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	18,117
	600,000	12,443	(10)	3/6/30	(1.675%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	12,433
	1,100,000	9,544	(18)	9/9/29	(1.79%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	9,525
	700,000	7,568	(12)	10/1/29	(1.765%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	7,557
	1,500,000	1,502	—	4/7/26	(1.858%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,502
	2,100,000	6,260	(35)	7/8/29	(1.875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(6,295)
	500,000	26,478	—	12/5/26	(2.308%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(26,478)
	1,400,000	27,997	—	8/7/25	(1.92%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(27,997)
	1,100,000	33,435	(18)	3/7/29	(2.138%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(33,453)
	1,400,000	39,691	(24)	2/7/29	(2.099%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(39,715)
	1,500,000	45,519	(16)	11/7/27	(2.1438%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(45,535)
	1,400,000	79,005	(24)	4/6/28	(2.3075%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(79,028)
	1,700,000	111,527	(29)	7/9/28	(2.3875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(111,555)
	6,000,000	368,580	(101)	7/2/28	(2.356%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(368,681)
	2,600,000	393,661	—	1/9/23	(2.76%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(393,663)

Total			$(317)				$(1,021,580)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$1,695	$3,000	$968	11/18/54	500 bp — Monthly	$730
	CMBX NA BB.6 Index	B+/P	4,734	33,000	15,962	5/11/63	500 bp — Monthly	(11,196)
	CMBX NA BB.7 Index	BB-/P	1,633	32,000	13,363	1/17/47	500 bp — Monthly	(11,699)
	CMBX NA BBB-.7 Index	BBB-/P	15	3,000	683	5/11/63	300 bp — Monthly	(666)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(71)	64,000	7,155	5/11/63	200 bp — Monthly	(7,201)
	CMBX NA A.7 Index	A-/P	294	8,000	757	1/17/47	200 bp — Monthly	(459)
	CMBX NA A.7 Index	A-/P	943	24,000	2,270	1/17/47	200 bp — Monthly	(1,318)
	CMBX NA A.7 Index	A-/P	1,040	25,000	2,365	1/17/47	200 bp — Monthly	(1,315)
	CMBX NA BB.7 Index	BB-/P	936	7,000	2,923	1/17/47	500 bp — Monthly	(1,980)
	CMBX NA BBB-.6 Index	BB+/P	1,128	12,000	3,810	5/11/63	300 bp — Monthly	(2,675)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	356	3,000	335	5/11/63	200 bp — Monthly	22
	CMBX NA A.6 Index	A/P	93	4,000	447	5/11/63	200 bp — Monthly	(350)
	CMBX NA A.6 Index	A/P	607	12,000	1,342	5/11/63	200 bp — Monthly	(729)
	CMBX NA A.6 Index	A/P	1,523	14,000	1,565	5/11/63	200 bp — Monthly	(37)
	CMBX NA A.6 Index	A/P	781	15,000	1,677	5/11/63	200 bp — Monthly	(891)
	CMBX NA A.6 Index	A/P	759	15,000	1,677	5/11/63	200 bp — Monthly	(912)
	CMBX NA A.6 Index	A/P	1,976	17,000	1,901	5/11/63	200 bp — Monthly	82
	CMBX NA A.6 Index	A/P	1,248	19,000	2,124	5/11/63	200 bp — Monthly	(869)
	CMBX NA A.6 Index	A/P	(161)	20,000	2,236	5/11/63	200 bp — Monthly	(2,389)
	CMBX NA A.6 Index	A/P	1,133	22,000	2,460	5/11/63	200 bp — Monthly	(1,318)
	CMBX NA A.6 Index	A/P	1,186	24,000	2,683	5/11/63	200 bp — Monthly	(1,488)
	CMBX NA A.6 Index	A/P	1,988	31,000	3,466	5/11/63	200 bp — Monthly	(1,465)
	CMBX NA A.6 Index	A/P	1,083	35,000	3,913	5/11/63	200 bp — Monthly	(2,817)
	CMBX NA A.6 Index	A/P	1,820	58,000	6,484	5/11/63	200 bp — Monthly	(4,642)
	CMBX NA A.6 Index	A/P	3,736	62,000	6,932	5/11/63	200 bp — Monthly	(3,171)
	CMBX NA A.6 Index	A/P	3,257	64,000	7,155	5/11/63	200 bp — Monthly	(3,873)
	CMBX NA BBB-.6 Index	BB+/P	109	1,000	318	5/11/63	300 bp — Monthly	(208)
	CMBX NA BBB-.6 Index	BB+/P	317	4,000	1,270	5/11/63	300 bp — Monthly	(951)
	CMBX NA BBB-.6 Index	BB+/P	1,056	9,000	2,858	5/11/63	300 bp — Monthly	(1,796)
	CMBX NA BBB-.6 Index	BB+/P	613	9,000	2,858	5/11/63	300 bp — Monthly	(2,239)
	CMBX NA BBB-.6 Index	BB+/P	1,266	15,000	4,763	5/11/63	300 bp — Monthly	(3,488)
	CMBX NA BBB-.6 Index	BB+/P	1,941	23,000	7,303	5/11/63	300 bp — Monthly	(5,348)
	CMBX NA BBB-.6 Index	BB+/P	4,261	35,000	11,113	5/11/63	300 bp — Monthly	(6,831)
	CMBX NA BBB-.6 Index	BB+/P	5,939	79,000	25,083	5/11/63	300 bp — Monthly	(19,098)
	CMBX NA BBB-.6 Index	BB+/P	8,253	88,000	27,940	5/11/63	300 bp — Monthly	(19,639)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	420	3,000	335	5/11/63	200 bp — Monthly	86
	CMBX NA A.6 Index	A/P	65,661	505,000	56,459	5/11/63	200 bp — Monthly	9,399
	CMBX NA BB.10 Index	BB-/P	722	9,000	3,698	5/11/63	500 bp — Monthly	(2,967)
	CMBX NA BB.6 Index	B+/P	5,663	11,000	5,321	5/11/63	500 bp — Monthly	353
	CMBX NA BBB-.6 Index	BB+/P	25,896	81,000	25,718	5/11/63	300 bp — Monthly	226
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	446	5,000	1,588	5/11/63	300 bp — Monthly	(1,138)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	800	8,000	894	5/11/63	200 bp — Monthly	(91)
	CMBX NA A.6 Index	A/P	(130)	17,000	1,901	5/11/63	200 bp — Monthly	(2,024)
	CMBX NA A.6 Index	A/P	2,100	21,000	2,348	5/11/63	200 bp — Monthly	(240)
	CMBX NA BB.6 Index	B+/P	1,473	6,000	2,902	5/11/63	500 bp — Monthly	(1,423)
	CMBX NA BB.6 Index	B+/P	3,203	13,000	6,288	5/11/63	500 bp — Monthly	(3,072)
	CMBX NA BB.9 Index	BB-/P	401	1,000	402	9/17/58	500 bp — Monthly	—

Upfront premium received			164,504		Unrealized appreciation			10,898

Upfront premium (paid)			(362)		Unrealized (depreciation)			(134,013)

	Total		$164,142				Total	$(123,115)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$284	1/17/47	(200 bp) — Monthly	$260
	CMBX NA BB.10 Index	(417)	4,000	1,644	11/17/59	(500 bp) — Monthly	1,222
	CMBX NA BB.10 Index	(329)	3,000	1,233	11/17/59	(500 bp) — Monthly	901
	CMBX NA BB.11 Index	(1,684)	13,000	4,194	11/18/54	(500 bp) — Monthly	2,497
	CMBX NA BB.11 Index	(377)	4,000	1,290	11/18/54	(500 bp) — Monthly	909
	CMBX NA BB.11 Index	(51)	1,000	323	11/18/54	(500 bp) — Monthly	271
	CMBX NA BB.11 Index	(69)	1,000	323	11/18/54	(500 bp) — Monthly	253
	CMBX NA BB.11 Index	(52)	1,000	323	11/18/54	(500 bp) — Monthly	270
	CMBX NA BB.8 Index	(124)	1,000	474	10/17/57	(500 bp) — Monthly	349
	CMBX NA BB.9 Index	(4,026)	39,000	15,670	9/17/58	(500 bp) — Monthly	11,607
	CMBX NA BB.9 Index	(581)	9,000	3,616	9/17/58	(500 bp) — Monthly	3,027
	CMBX NA BB.9 Index	(202)	5,000	2,009	9/17/58	(500 bp) — Monthly	1,803
	CMBX NA BB.9 Index	(129)	2,000	804	9/17/58	(500 bp) — Monthly	673
	CMBX NA BB.9 Index	(36)	1,000	402	9/17/58	(500 bp) — Monthly	365
	CMBX NA BB.9 Index	(39)	1,000	402	9/17/58	(500 bp) — Monthly	362
	CMBX NA BBB-.10 Index	(2,681)	9,000	1,618	11/17/59	(300 bp) — Monthly	(1,068)
	CMBX NA BBB-.11 Index	(1,640)	5,000	780	11/18/54	(300 bp) — Monthly	(864)
	CMBX NA BBB-.11 Index	(575)	4,000	624	11/18/54	(300 bp) — Monthly	47
	CMBX NA BBB-.11 Index	(981)	3,000	468	11/18/54	(300 bp) — Monthly	(515)
	CMBX NA BBB-.11 Index	(962)	3,000	468	11/18/54	(300 bp) — Monthly	(496)
	CMBX NA BBB-.11 Index	(603)	3,000	468	11/18/54	(300 bp) — Monthly	(137)
	CMBX NA BBB-.11 Index	(653)	2,000	312	11/18/54	(300 bp) — Monthly	(343)
	CMBX NA BBB-.11 Index	(294)	2,000	312	11/18/54	(300 bp) — Monthly	16
	CMBX NA BBB-.11 Index	(294)	2,000	312	11/18/54	(300 bp) — Monthly	16
	CMBX NA BBB-.12 Index	(8,516)	27,000	4,199	8/17/61	(300 bp) — Monthly	(4,333)
	CMBX NA BBB-.12 Index	(2,391)	7,000	1,089	8/17/61	(300 bp) — Monthly	(1,307)
	CMBX NA BBB-.12 Index	(1,337)	4,000	622	8/17/61	(300 bp) — Monthly	(717)
	CMBX NA BBB-.12 Index	(1,410)	4,000	622	8/17/61	(300 bp) — Monthly	(790)
	CMBX NA BBB-.12 Index	(678)	4,000	622	8/17/61	(300 bp) — Monthly	(58)
	CMBX NA BBB-.12 Index	(1,406)	4,000	622	8/17/61	(300 bp) — Monthly	(786)
	CMBX NA BBB-.12 Index	(1,002)	3,000	467	8/17/61	(300 bp) — Monthly	(537)
	CMBX NA BBB-.12 Index	(571)	3,000	467	8/17/61	(300 bp) — Monthly	(106)
	CMBX NA BBB-.6 Index	(27,891)	438,000	139,065	5/11/63	(300 bp) — Monthly	110,918
	CMBX NA BBB-.9 Index	(710)	3,000	617	9/17/58	(300 bp) — Monthly	(94)
	Credit Suisse International
	CMBX NA BB.10 Index	(1,201)	9,000	3,698	11/17/59	(500 bp) — Monthly	2,489
	CMBX NA BB.10 Index	(1,070)	9,000	3,698	11/17/59	(500 bp) — Monthly	2,619
	CMBX NA BB.10 Index	(622)	5,000	2,055	11/17/59	(500 bp) — Monthly	1,428
	CMBX NA BB.7 Index	(1,112)	63,000	30,473	5/11/63	(500 bp) — Monthly	29,297
	CMBX NA BB.9 Index	(2,707)	27,000	10,849	9/17/58	(500 bp) — Monthly	8,114
	CMBX NA BBB-.7 Index	(78)	1,000	228	1/17/47	(300 bp) — Monthly	149
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	835	1/17/47	(500 bp) — Monthly	531
	CMBX NA BB.12 Index	(366)	1,000	301	8/17/61	(500 bp) — Monthly	(66)
	CMBX NA BB.7 Index	(6,904)	34,000	14,198	1/17/47	(500 bp) — Monthly	7,262
	CMBX NA BB.7 Index	(655)	4,000	1,670	1/17/47	(500 bp) — Monthly	1,011
	CMBX NA BB.9 Index	(39)	1,000	402	9/17/58	(500 bp) — Monthly	362
	CMBX NA BBB-.11 Index	(311)	2,000	312	11/18/54	(300 bp) — Monthly	—
	CMBX NA BBB-.12 Index	(1,351)	4,000	622	8/17/61	(300 bp) — Monthly	(731)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,138)	54,000	5,108	1/17/47	(200 bp) — Monthly	3,949
	CMBX NA BB.11 Index	(3,272)	6,000	1,936	11/18/54	(500 bp) — Monthly	(1,343)
	CMBX NA BB.12 Index	(5,492)	10,000	3,010	8/17/61	(500 bp) — Monthly	(2,492)
	CMBX NA BB.17 Index	(14,690)	30,000	12,528	1/17/47	(500 bp) — Monthly	(2,191)
	CMBX NA BBB-.10 Index	(845)	3,000	539	11/17/59	(300 bp) — Monthly	(307)
	CMBX NA BBB-.10 Index	(894)	3,000	539	11/17/59	(300 bp) — Monthly	(356)
	CMBX NA BBB-.11 Index	(2,419)	12,000	1,871	11/18/54	(300 bp) — Monthly	(555)
	CMBX NA BBB-.11 Index	(1,290)	4,000	624	11/18/54	(300 bp) — Monthly	(668)
	CMBX NA BBB-.11 Index	(1,257)	4,000	624	11/18/54	(300 bp) — Monthly	(636)
	CMBX NA BBB-.11 Index	(629)	2,000	312	11/18/54	(300 bp) — Monthly	(318)
	CMBX NA BBB-.11 Index	(628)	2,000	312	11/18/54	(300 bp) — Monthly	(317)
	CMBX NA BBB-.12 Index	(995)	3,000	467	8/17/61	(300 bp) — Monthly	(531)
	CMBX NA BBB-.12 Index	(349)	1,000	156	8/17/61	(300 bp) — Monthly	(194)
	CMBX NA BBB-.7 Index	(235)	1,000	228	1/17/47	(300 bp) — Monthly	(8)
	Merrill Lynch International
	CMBX NA BB.10 Index	(455)	8,000	3,287	11/17/59	(500 bp) — Monthly	2,824
	CMBX NA BB.11 Index	(3,954)	8,000	2,581	11/18/54	(500 bp) — Monthly	(1,381)
	CMBX NA BB.9 Index	(39)	1,000	402	9/17/58	(500 bp) — Monthly	362
	CMBX NA BBB-.9 Index	(556)	3,000	617	9/17/58	(300 bp) — Monthly	60
	CMBX NA BBB-.9 Index	(556)	3,000	617	9/17/58	(300 bp) — Monthly	60
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(420)	4,000	1,644	11/17/59	(500 bp) — Monthly	1,220
	CMBX NA BB.12 Index	(1,200)	2,000	602	8/17/61	(500 bp) — Monthly	(600)
	CMBX NA BB.12 Index	(71)	1,000	301	8/17/61	(500 bp) — Monthly	229
	CMBX NA BB.7 Index	(578)	3,000	1,253	1/17/47	(500 bp) — Monthly	671
	CMBX NA BB.9 Index	(39)	1,000	402	9/17/58	(500 bp) — Monthly	362
	CMBX NA BB.9 Index	(40)	1,000	402	9/17/58	(500 bp) — Monthly	361
	CMBX NA BB.9 Index	(62)	1,000	402	9/17/58	(500 bp) — Monthly	339
	CMBX NA BBB-.11 Index	(1,579)	5,000	780	11/18/54	(300 bp) — Monthly	(803)
	CMBX NA BBB-.11 Index	(1,266)	4,000	624	11/18/54	(300 bp) — Monthly	(645)
	CMBX NA BBB-.11 Index	(472)	3,000	468	11/18/54	(300 bp) — Monthly	(6)
	CMBX NA BBB-.11 Index	(624)	2,000	312	11/18/54	(300 bp) — Monthly	(314)
	CMBX NA BBB-.11 Index	(402)	2,000	312	11/18/54	(300 bp) — Monthly	(92)
	CMBX NA BBB-.12 Index	(824)	4,000	622	8/17/61	(300 bp) — Monthly	(204)
	CMBX NA BBB-.12 Index	(665)	2,000	311	8/17/61	(300 bp) — Monthly	(355)
	CMBX NA BBB-.12 Index	(376)	2,000	311	8/17/61	(300 bp) — Monthly	(67)
	CMBX NA BBB-.9 Index	(307)	2,000	412	9/17/58	(300 bp) — Monthly	103

	Upfront premium received	—			Unrealized appreciation		199,568

	Upfront premium (paid)	(128,070)			Unrealized (depreciation)		(27,331)

	Total	$(128,070)				Total	$172,237
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	EM Series 33 Index	BBB-/P	$477,623	$4,655,000	$152,912	6/20/25	100 bp — Quarterly	$333,892
	NA HY Series 34 Index	BB-/P	(83,350)	4,185,930	239,314	6/20/25	500 bp — Quarterly	197,243
	NA IG Series 34 Index	BBB+/P	(25,850)	2,100,000	34,631	6/20/25	100 bp — Quarterly	12,130

	Total		$368,423					$543,265
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/20 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized depreciation
	EM Series 33 Index	$(272,382)	$4,028,950	$132,347	6/20/25	(100 bp) — Quarterly	$(147,981)

	Total	$(272,382)					$(147,981)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through August 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $83,595,951.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$357,650	$629,215	$737,865	$157	$249,000
	Putnam Short Term Investment Fund**	5,127,490	11,610,402	3,992,036	9,788	12,745,856

	Total Short-term investments	$5,485,140	$12,239,617	$4,729,901	$9,945	$12,994,856
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $249,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $246,550.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $790,972.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $142,000.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,260,876.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $18,943,352 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $287,323 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $142,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$944,365	$272,227	$—
Capital goods	1,651,730	368,816	—
Communication services	1,037,583	287,952	—
Consumer cyclicals	3,265,848	708,904	—
Consumer staples	2,643,012	533,335	—
Energy	625,851	27,770	—
Financials	3,671,069	935,964	—
Health care	3,492,210	336,063	—
Technology	8,669,278	1,315,878	—
Transportation	436,371	155,901	—
Utilities and power	1,110,965	87,673	—

Total common stocks	27,548,282	5,030,483	—
Asset-backed securities	—	461,545	—
Convertible bonds and notes	—	30,818	—
Corporate bonds and notes	—	22,551,436	—
Foreign government and agency bonds and notes	—	704,610
Mortgage-backed securities	—	3,597,085	—
Purchased options outstanding	—	492,775	—
Senior loans	—	516,196	—
U.S. government and agency mortgage obligations	—	14,507,680	—
Warrants	498,339	—	—
Short-term investments	13,465,856	3,549,790	—

Totals by level	$41,512,477	$51,442,418	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$189,188	$—
Futures contracts	(361,575)	—	—
Written options outstanding	—	(39,862)	—
TBA sale commitments	—	(4,215,802)	—
Interest rate swap contracts	—	(42,321)	—
Total return swap contracts	—	(1,127,471)	—
Credit default contracts	—	312,293	—

Totals by level	$(361,575)	$(4,923,975)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$66,000
Purchased currency option contracts (contract amount)	$9,000,000
Written currency option contracts (contract amount)	$8,300,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$41,000,000
Centrally cleared interest rate swap contracts (notional)	$33,900,000
OTC total return swap contracts (notional)	$30,500,000
Centrally cleared total return swap contracts (notional)	$25,200,000
OTC credit default contracts (notional)	$2,500,000
Centrally cleared credit default contracts (notional)	$12,600,000
Warrants (number of warrants)	140,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com